UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd
Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

BlackRock New York Municipal Bond Fund
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 85.9%
Corporate — 10.1%
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	$ 1,000	$ 924,690
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	359,968
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	250	239,803
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	3,500	2,766,330
American Airlines Inc., JFK
International Airport, 7.75%,
8/01/31 (a)	2,000	2,012,960
British Airways Plc Project, 5.25%,
12/01/32	1,000	771,490
Continental Airlines Inc. Project,
8.00%, 11/01/12	750	765,375
Continental Airlines Inc. Project,
Mandatory Put Bonds, 8.38%,
11/01/16	250	258,962
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24 (a)	2,500	2,510,125
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	4,500	4,337,865
5.50%, 10/01/37	405	399,994
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	1,360	1,286,179
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC), 6.25%, 10/01/12	7,155	7,618,859
		24,252,600

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District — 17.0%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp., Series
A (AGM), 4.63%, 10/01/40	$ 305	$ 252,973
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	200	196,088
City of New York New York, GO, Sub-
Series I-1, 5.38%, 4/01/36	2,650	2,681,773
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	6,250	5,102,250
(FGIC), 5.00%, 2/15/47	1,000	816,360
(NPFGC), 4.50%, 2/15/47	1,815	1,337,056
New York City Industrial Development
Agency, RB:
CAB, Yankee Stadium, PILOT (AGC),
6.05%, 3/01/42 (b)	5,000	681,700
Queens Baseball Stadium, PILOT
(AGC), 6.50%, 1/01/46	700	721,357
Queens Baseball Stadium, PILOT
(AMBAC), 5.00%, 1/01/36	2,110	1,745,308
Queens Baseball Stadium, PILOT
(AMBAC), 5.00%, 1/01/39	2,850	2,322,208
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1, 4.50%,
1/15/38	500	439,835
Fiscal 2009, Series S-1, 5.63%,
7/15/38	200	206,186
Fiscal 2009, Series S-3, 5.25%,
1/15/39	2,100	2,087,673
Series S-2 (NPFGC), 4.50%,
1/15/31	1,250	1,161,563
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/35	3,950	3,650,037
5.00%, 11/15/44	2,990	2,645,701

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	ACA Financial Guaranty Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage Agency

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 1

BlackRock New York Municipal Bond Fund
Schedule of Investments(continued)
 (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	$ 8,805	$ 8,100,160
6.38%, 7/15/49	1,200	1,189,152
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A:
5.25%, 7/01/29	5	5,138
5.00%, 7/01/39	750	718,230
Niagara County Industrial Development
Agency, Refunding RB, Series A,
Mandatory Put Bonds, AMT, 5.45%,
11/15/26 (a)	3,975	4,042,336
North Country Development Authority,
Refunding RB (AGM), 6.00%, 5/15/15	760	820,618
		40,923,702
Education — 14.9%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	4,375	3,983,219
Hempstead Town Industrial
Development Agency, RB, Adelphi
University Civic Facility:
5.75%, 6/01/22	1,700	1,731,127
5.50%, 6/01/32	2,250	2,255,850
Madison County Industrial Development
Agency New York, RB, Commons II
LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	340,836
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, Series
A, 4.75%, 3/01/26	1,000	940,790
New York City Industrial Development
Agency, RB:
Lycee Francais de New York Project,
Series A (ACA), 5.50%, 6/01/15	250	260,698
Lycee Francais de New York Project,
Series A (ACA), 5.38%, 6/01/23	195	197,042
Series C, 6.80%, 6/01/28	2,500	2,575,275
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (c)	1,000	836,090
Convent of the Sacred Heart (AGM),
5.63%, 11/01/35	1,000	1,003,380
The New School (AGM), 5.50%,
7/01/43	2,550	2,523,174
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	1,000	1,033,490
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,000	1,052,030
Rochester University, Series A,
5.13%, 7/01/14 (d)	1,500	1,698,900
University of Rochester, Series A,
5.13%, 7/01/39	1,015	986,154
Vassar College, 5.00%, 7/01/49	825	788,708

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	$ 475	$ 490,694
Skidmore College, Series A, 5.25%,
7/01/29	135	137,453
Teachers College, 5.50%, 3/01/39	850	842,767
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/31	2,900	2,902,436
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	750	722,475
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM),
5.50%, 7/01/33 (e)	450	459,495
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,385,188
Carnegie Hall, 5.00%, 12/01/39	1,325	1,231,680
Juilliard School, 5.00%, 1/01/39	1,050	1,031,362
Utica Industrial Development Agency
New York, RB:
Munson-Williams-Proctor Arts
Institute, 5.38%, 7/15/20	1,000	1,011,720
Munson-Williams-Proctor Arts
Institute, 5.40%, 7/15/30	1,210	1,214,525
Utica College Project, Series A,
5.75%, 8/01/28	1,430	1,222,578
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	1,000	1,003,100
		35,862,236
Health — 15.9%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	815	792,310
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%,
7/01/40	300	285,330
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A:
5.88%, 2/01/18	675	665,550
6.00%, 2/01/28	375	343,751
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project:
5.00%, 12/01/27	500	389,295
5.00%, 12/01/32	1,080	806,857
Monroe County Industrial Development
Corp., RB, Unity Hospital of Rochester
Project (FHA), 5.50%, 8/15/40	1,050	1,061,739

2 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BlackRock New York Municipal Bond Fund
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (continued)
Nassau County Industrial Development
Agency, Refunding RB, Special Needs
Facilities Pooled Program, Series F-1
(ACA), 4.90%, 7/01/21	$ 525	$ 427,791
New York City Health & Hospital Corp.,
Refunding RB, Health System, Series
A, 5.00%, 2/15/30	1,000	956,380
New York City Industrial Development
Agency, RB:
A Very Special Place Inc. Project,
Series A, 6.13%, 1/01/13	155	152,016
A Very Special Place Inc. Project,
Series A, 7.00%, 1/01/33	1,600	1,413,680
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,120,037
Special Needs Facilities Pooled
Program, Series A-1, 6.50%,
7/01/17	1,000	956,950
Special Needs Facilities Pooled
Program, Series C-1, 6.50%,
7/01/17	2,540	2,430,653
New York City Industrial Development
Agency, Refunding RB (ACA):
Special Needs Facilities Pooled
Program, Series A-1, 4.38%,
7/01/20	1,000	797,770
Special Needs Facilities Pooled
Program, Series A-1, 4.50%,
7/01/30	210	140,715
Special Needs Facilities Pooled
Program, Series C-1, 5.10%,
7/01/31	525	377,239
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%,
3/15/38	250	242,788
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	750	719,767
NYU Hospital Center, Series A,
5.75%, 7/01/31	1,055	1,040,008
NYU Hospital Center, Series B,
5.63%, 7/01/37	530	506,532
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	1,000	946,350
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	700	721,490
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	1,675	1,592,674
North Shore-Long Island Jewish
Health System, Series A, 5.75%,
5/01/37	1,725	1,717,979
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	1,635	1,618,536
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	1,000	972,550

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	$ 845	$ 688,540
Suffolk County Industrial Development
Agency New York, RB:
Huntington Hospital Project,
Series B, 5.88%, 11/01/32	2,000	1,989,000
Special Needs Facilities Pooled
Program, Series D-1, 6.50%,
7/01/17	135	129,188
Special Needs Facilities Pooled
Program, Series D-1 (ACA), 4.90%,
7/01/21	330	268,897
Sullivan County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	330	268,897
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	900	900,612
6.00%, 7/01/24	1,000	1,000,070
Westchester County Healthcare Corp.
New York, Refunding RB, Senior Lien,
Series B, 6.00%, 11/01/30	375	368,205
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (d)	5,200	5,711,108
6.38%, 1/01/24	1,000	937,950
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1 (ACA), 4.90%,
7/01/21	350	285,194
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,640	1,465,537
		38,209,935
Housing — 6.6%
Monroe County Industrial Development
Agency, IDRB, Southview Towers
Project, AMT (SONYMA), 6.25%,
2/01/31	1,000	1,003,590
New York City Housing Development
Corp., RB, AMT:
Series A, 5.50%, 11/01/34	2,500	2,470,575
Series C, 5.05%, 11/01/36	1,220	1,062,169
New York Mortgage Agency, Refunding
RB, AMT:
Series 101, 5.40%, 4/01/32	2,240	2,171,635
Series 133, 4.95%, 10/01/21	395	398,306
Series 143, 4.90%, 10/01/37	1,835	1,635,535
New York State HFA, RB, AMT:
Division Street, Series A (SONYMA),
5.10%, 2/15/38	875	808,824

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 3

BlackRock New York Municipal Bond Fund
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Housing (concluded)
New York State HFA, RB, AMT
(concluded):
Highland Avenue Senior
Apartments, Series A (SONYMA),
5.00%, 2/15/39	$ 2,000	$ 1,711,520
Kensico Terrace Apartments,
Series A (SONYMA), 4.90%,
2/15/38	645	574,424
M/F Housing, Watergate II, Series A,
4.75%, 2/15/34	580	521,652
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	3,000	2,872,950
Yonkers Industrial Development Agency
New York, RB, Monastery Manor
Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	585	521,270
		15,752,450
State — 5.6%
New York Municipal Bond Bank Agency,
RB, Series C, 5.25%, 12/01/22	1,000	1,031,650
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 4.75%, 1/15/30	1,700	1,626,526
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	1,000	1,053,070
New York State Dormitory Authority,
Refunding RB, Upstate Community
Colleges, Series B, 5.25%, 7/01/21	1,565	1,652,515
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/29	1,000	1,009,190
New York State Urban Development
Corp., Refunding RB:
Clarkson Center for Advance
Materials, 5.50%, 1/01/20	1,685	1,873,888
University Facilities Grants, 5.50%,
1/01/19	3,500	3,941,000
State of New York, GO, Series A, 5.00%,
2/15/39	1,250	1,253,963
		13,441,802
Tobacco — 2.4%
Chautauqua Tobacco Asset
Securitization Corp. New York, RB,
6.75%, 7/01/40	1,000	872,410
Nassau County Tobacco Settlement
Corp., Refunding RB, Asset-Backed,
Senior Series A-3, 5.00%, 6/01/35	2,000	1,403,100
New York Counties Tobacco Trust I, RB,
Tobacco Pass Thru, Series B:
6.50%, 6/01/35	750	674,438
6.63%, 6/01/42	490	439,873
Niagara County Tobacco Asset
Securitization Corp. New York, RB,
Asset-Backed, 6.25%, 5/15/40	1,000	856,910
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,518,685
		5,765,416

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation — 8.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	853,770
Series A (AGM), 5.00%, 2/15/47 $	500	$ 427,470
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	1,760	1,951,365
Series A, 4.50%, 11/15/38	1,400	1,144,192
Series A, 5.63%, 11/15/39	500	509,105
Series B, 4.50%, 11/15/37	1,000	822,380
Onondaga County Industrial
Development Agency New York, RB,
AMT:
Senior, Air Cargo, 6.13%, 1/01/32	3,945	3,376,328
Subordinate, Air Cargo, 7.25%,
1/01/32	1,365	1,212,366
Port Authority of New York & New Jersey,
RB:
Consolidated, 116th Series, 4.13%,
9/15/32	1,500	1,305,225
JFK International Air Terminal,
6.00%, 12/01/42	2,000	1,884,060
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/11	2,555	2,601,424
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	2,575	2,684,875
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/14	2,620	2,739,944
		21,512,504
Utilities — 4.5%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	3,000	3,056,790
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	1,250	1,331,475
5.75%, 4/01/39	300	307,530
General, 6.00%, 5/01/33	2,450	2,599,450
New York City Municipal Water Finance
Authority, RB:
Fiscal 2008, Series A, 5.00%,
6/15/38	1,570	1,515,568
Fiscal 2009, Series A, 5.75%,
6/15/40	500	527,670
Series D, 4.75%, 6/15/38	770	717,679
Series FF-2, 5.50%, 6/15/40	800	821,168
		10,877,330
Total Municipal Bonds in New York		206,597,975
Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	970	994,463
Tobacco — 0.3%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,075	875,330

4 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011

BlackRock New York Municipal Bond Fund
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Guam (concluded)
Utilities — 0.8%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	$ 2,000	$ 1,857,420
Total Municipal Bonds in Guam		3,727,213
Puerto Rico — 7.8%
Corporate — 0.3%
Puerto Rico Industrial Medical &
Environmental Pollution Control
Facilities Financing Authority, RB,
Special Facilities, American Airlines,
Series A, 6.45%, 12/01/25	1,000	815,390
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	1,000	904,680
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (b)	7,500	967,950
		1,872,630
Education — 0.4%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	842,300
Housing — 1.2%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	3,000	2,932,410
State — 1.6%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	700	668,815
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.77%, 7/01/44	1,100	84,337
(FGIC), 4.99%, 7/01/42	7,470	674,466
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM), 5.50%, 7/01/30	450	443,655
Puerto Rico Public Buildings Authority,
RB, Government Facilities, Series I,
5.25%, 7/01/14 (d)	55	62,022
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	2,000	1,918,740
		3,852,035
Tobacco — 0.3%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	1,000	815,320
Transportation — 2.7%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	1,000	1,087,470

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Transportation (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26 $	4,200	$ 4,009,152
Series M, 5.00%, 7/01/32	1,500	1,296,795
		6,393,417
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A, 6.00%,
7/01/38	500	467,305
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	745	687,233
		1,154,538
Total Municipal Bonds in Puerto Rico		18,678,040
U.S. Virgin Islands — 1.9%
Corporate — 1.9%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	4,500	4,482,135
Total Municipal Bonds in the U.S. Virgin Islands		4,482,135
Total Municipal Bonds – 97.1%		233,485,363
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
New York — 3.0%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Series J,
5.00%, 5/15/23	1,800	1,867,932
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	1,350	1,387,179
		3,255,111
Utilities — 1.6%
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	4,000	3,930,480
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 3.0%		7,185,591
Total Long-Term Investments
(Cost – $248,808,480) – 100.1%		240,670,954
Short-Term Securities	Shares
BIF New York Municipal Money Fund
0.00%(g)(h)	988,950	988,950
Total Short-Term Securities
(Cost – $988,950) – 0.4%		988,950

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 5

BlackRock New York Municipal Bond Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $249,797,430*) – 100.5%	$ 241,659,904
Other Assets Less Liabilities – 1.0%	2,306,203
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.5)%	(3,578,284)
Net Assets – 100.0%	$ 240,387,823

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 246,460,019
Gross unrealized appreciation	$ 5,287,973
Gross unrealized depreciation	(13,663,088)
Net unrealized depreciation	$ (8,375,115)

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
RBC Capital Markets	$ 459,495	$ (2,403)

(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	June 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
BIF New York
Municipal
Money Fund	366,652	622,298	988,950	$ —

(h) Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.
•	Financial futures contracts sold as of March 31, 2011 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
75	US Treasury Bond 30 Year	Chicago Board of Trade	June 2011	$ 8,935,483	$ (78,580)

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 6

BlackRock New York Municipal Bond Fund
Schedule of Investments(concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	— $240,670,954		— $ 240,670,954
Short-Term
Securities	$ 988,950	—	—	988,950
Total	$ 988,950 $240,670,954		— $ 241,659,904
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate
contracts	$ (78,580)	—	—	$ (78,580)

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST MARCH 31, 2011 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: May 25, 2011